Nature of Operations and Material Accounting Policy Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2023
Disclosure of changes in accounting estimates [Line Items]
Percentage of probability of default In financial instrument	100.00%
Bottom of range [Member]
Disclosure of changes in accounting estimates [Line Items]
Estimated useful life of property	30 years
Finite -Lived intangible assets, useful life	6 years
Capital asset, useful life	2 years
Bottom of range [Member] | Software [Member]
Disclosure of changes in accounting estimates [Line Items]
Finite -Lived intangible assets, useful life	3 years
Top of range [Member]
Disclosure of changes in accounting estimates [Line Items]
Estimated useful life of property	60 years
Finite -Lived intangible assets, useful life	68 years
Capital asset, useful life	10 years
Top of range [Member] | Software [Member]
Disclosure of changes in accounting estimates [Line Items]
Finite -Lived intangible assets, useful life	10 years